HELD FOR SALE - Narrative (Details) $ in Millions	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Assets	$ 349,217	$ 343,696
Liabilities	$ 223,280	221,054
Triple net lease
Disclosure of financial assets [line items]
Number of properties	5
Multifamily
Disclosure of financial assets [line items]
Number of properties	9
U.S. Malls
Disclosure of financial assets [line items]
Number of properties	8
United States
Disclosure of financial assets [line items]
Assets	$ 161,103	159,684
Brazil
Disclosure of financial assets [line items]
Assets	22,014	$ 20,675
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	8,500
Liabilities	$ 3,600